To the Holders of:
Structured Asset Trust Unit Repackagings (Saturns)
J.C. Penney Company, Inc. Debenture Backed
Series 2007-1
CUSIP NO. 80412E202
CUSIP NO. 80412EAA1
Distribution Date 3/1/2012
Bank of America National Association, as Trustee for the Trust, hereby gives notice with respect to the Distribution Date as follows:
The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, is as set forth below:
Beginning Principal
Principal
Payment
Ending
Principal/Unit
Amount
Fixed Rate
Day
Count
Fixed Interest
Amount Due
Aggregate
Interest Due
and Unpaid
Total Distribution
$54,500,000.00
$0.00
$54,500,000.00
7.00000% 30/360
$1,907,500.00 $0.00 $1,907,500.00
$3,690,000.00
$0.00
$3,690,000.00
44.66 per unit 30/360
$164,813.00 $0.00 $164,813.00
Underlying Security PENNEY J C INC DEB 7.625% 3/01/97
Payment Dates
March/September
Cusip 708160BL9
Current Principal Balance $54,500,000.00
Annual Coupon Rate (Fixed) 7.62500%
Interest Payment Received $2,077,812.50
Original Ratings Current Ratings
CUSIP Moody's S & P Moody's Date S & P Date
80412E202 Baa3 BBB- Ba1 4/15/2009 BB+ 4/22/2010
80412EAA1 Baa3 BBB- Ba1 4/15/2009 BB+ 4/23/2010
Underlying Security Baa3 BBB- Ba1 4/1/2009 BB+ 5/16/2011
*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness.
It is included for the convenience of the Holders.